Consolidated Statements of Profit or Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues:
Revenues from third parties, net	$ 906,737	$ 945,309	$ 1,201,124
Revenues from related parties, net	65	119	215
Total revenues	906,802	945,428	1,201,339
Costs and expenses:
Cost of revenues	630,601	681,931	714,233
Research and development	160,329	171,392	175,557
General and administrative	24,121	25,037	28,503
Sales and marketing	23,530	23,856	25,459
Total costs and expenses	838,581	902,216	943,752
Operating income	68,221	43,212	257,587
Non operating income (loss):
Interest income	9,907	8,746	4,813
Changes in fair value of financial assets at fair value through profit or loss	1,363	1,655	1,246
Foreign currency exchange gains (losses), net	2,491	(768)	5,506
Finance costs	(4,014)	(6,080)	(2,783)
Share of losses of associates	(831)	(598)	(743)
Other gains (losses)	0	(1,932)	10,694
Other income	198	158	245
Total non operating income (loss)	9,114	1,181	18,978
Profit before income taxes	77,335	44,393	276,565
Income tax expense (benefit)	(2,435)	(5,028)	41,098
Profit for the year	79,770	49,421	235,467
Loss (profit) attributable to noncontrolling interests	(15)	1,195	1,515
Profit attributable to Himax Technologies, Inc. stockholders	$ 79,755	$ 50,616	$ 236,982
Basic earnings per ordinary share attributable to Himax Technologies, Inc. stockholders	$ 0.23	$ 0.15	$ 0.68
Diluted earnings per ordinary share attributable to Himax Technologies, Inc. stockholders	0.23	0.14	0.68
Basic earnings per ADS attributable to Himax Technologies, Inc. stockholders	0.46	0.29	1.36
Diluted earnings per ADS attributable to Himax Technologies, Inc. stockholders	$ 0.46	$ 0.29	$ 1.36